Key Risk Theme (Detail: Text Values) - EUR (€) € in Billions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IFRS 9 Focus Areas Overview of CRE Portfolio [Abstract]
CRE Portfolio, Non recourse financings	€ 33.0	€ 36.0
Total Stresstested CRE portfolio,in percent, Germany	8.00%
Total stress tested CRE Office Loans portfolio in Germany, in percent	11.00%	10.00%
Changes in Stress tested CRE portfolio	€ 2.5
Weighted Average LTV In US In The Office Loan Segment In Percent	80.00%	81.00%
Potential Incremental Net Provisions Over Multiple Years As A Result Of Stress Testing	€ 0.4
Changes in total provisions required as a result of stress test	€ 1.1